Note 31 Profit Attributable to Non Controlling Interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	€ (521)	€ (397)	€ (405)
BBVA Garanti [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	116	95	28
Peru BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	260	236	236
Argentina BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	105	59	83
Colombia BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	(1)	(16)	5
Venezuela BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	32	24	22
Other entities BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	€ 9	€ (1)	€ 32

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3 ).